Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations
(2)	Business Combinations

Acquisition of Florida Bank of Commerce. On October 31, 2016, pursuant to an Agreement and Plan of Merger entered into May 9, 2016, the Company completed its acquisition of FBC Bancorp, Inc. and its wholly-owned subsidiary Florida Bank of Commerce. At the effective time of the Merger, each share of common stock of FBC was converted into 0.88 shares of common stock of the Company. The Company acquired these assets and liabilities to expand its market presence in the Greater Orlando Metropolitan Statically Area (“MSA”) and to further its strategy of capitalizing on opportunities along the demographically attractive I-4 corridor. With the acquisition the Company entered Brevard, Osceola, and Seminole Counties, Florida. The Company incurred approximately $3.0 million in merger and acquisition related expenses included in the 2016 results of operations.

(2)	Business Combinations, continued

Agreement to Acquire Certain Assets and Liabilities of First Federal Bank of Florida. On November 13, 2015, pursuant to a purchase and assumption agreement signed July 16, 2015, the Bank assumed the deposits and certain loans from two branch offices of First Federal Bank of Florida in Manatee County. The branch offices are located in Bradenton and Sarasota, Florida. The purchase and assumption added $47.0 million in deposits and $7.9 million in loans. Sunshine Bank also purchased the real estate and some selected fixed assets associated with the branches. The Company acquired these assets and liabilities to expand its market presence to Sarasota and Manatee Counties, Florida and to capitalize on the demographically attractive I-75 corridor between Tampa and Sarasota, Fl. The Company incurred approximately $171,000 in merger and acquisition related expenses.

Agreement to Acquire Community Southern Holdings, Inc. On June 30, 2015, the Company acquired 100% of the outstanding common shares of Community Southern Holdings, Inc. for cash of $30.3 million, through an Agreement and Plan of Merger. Community Southern Holdings, Inc. was merged into the Company and Community Southern Bank was merged into the Bank. The Company acquired $250.4 million in assets and assumed $214.4 million in liabilities and stockholders’ equity and exchanged $5.7 million in preferred stock to the U.S. Treasury as part of its Small Business Lending Fund. The exchanged shares were subsequently redeemed on September 30, 2015 at their par value of $5.7 million. The Company acquired these assets and liabilities to expand its market presence to Polk and Orange Counties, Florida and to strengthen its position along the demographically attractive I-4 corridor. The Company incurred approximately $1.3 million in merger and acquisition related expenses.

The following table summarizes the fair value of assets acquired, liabilities assumed and stockholders’ equity exchanged on the date of acquisition and for the years ended December 31, 2016 and 2015 in total.

	2016	2015
	FBC Bancorp, Inc.	Community Southern Holdings, Inc.	First Federal Branch Acquisition	Total
Cash and cash equivalents	$60,676	$10,183	$38,165	$48,348
Securities available for sale	16,179	44,372	—	44,372
Loans held for sale	249	—	—	—
Loans	236,447	171,476	7,932	179,408
Premises and equipment	9,329	6,097	2,630	8,727
Federal Home Loan Bank stock	259	1,540	—	1,540
Bank owned life insurance	—	4,585	—	4,585
Deferred tax asset	(469)	2,095	—	2,095
Goodwill	10,726	8,662	838	9,500
Core deposit intangible	1,642	588	67	655
Accrued interest receivable	609	685	—	685
Other real estate owned	—	32	—	32
Other assets	88	82	16	98

Total assets acquired	$335,735	$250,397	$49,648	$300,045
Deposits	286,572	178,912	47,015	225,927
Federal Home Loan Bank advances	—	31,480	—	31,480
Other borrowings	5,017	3,285	—	3,285
Other liabilities	3,418	726	3	729
Preferred Stock	—	5,700	—	5,700

Total liabilities assumed	295,007	220,103	47,018	267,121

Net assets acquired	$40,728	$30,294	$2,630	$32,924

(2)	Business Combinations, continued

Results of operations for FBC Bancorp, Inc. prior to the acquisition date are not included in the Consolidated Statement of Operations for the year ended December 31, 2016. The following table presents financial information regarding the former FBC Bancorp, Inc. operations excluded from the Consolidated Statement of Operations prior to the date of acquisition:

Actual from January 1, 2016 Through October 31, 2016 (unaudited) (in thousands)
Net interest income	$9,867

Noninterest income	716

Net loss	(847)

The following table presents unaudited pro forma information as if the acquisition of FBC Bancorp, Inc. had occurred on January 1, 2016. The table does not consider the effect of expense savings created by the merger other than to exclude Merger Related expenses.

	Unaudited pro forma information For the year ended,
	2016	2015
	(in thousands, except per share data)
Net interest income	29,082	22,275

Noninterest income	3,902	3,189

Net income	3,503	1,082

Pro forma earnings per share-Basic and Diluted	0.52	0.16

The tables above have been prepared for comparative purposes only and are not necessarily indicative of the actual results that would have been attained had the acquisition occurred as of the beginning of the periods presented, nor is it indicative of future results. Furthermore, the unaudited pro forma information does not reflect the Company’s estimate of any revenue-enhancing opportunities nor anticipated cost savings as a result of the integration and consolidation of the acquisition.